Cover Page Document	Oct. 30, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 30, 2024
Entity Registrant Name	NiSource Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16189
Entity Tax Identification Number	35-2108964
Entity Address, Address Line One	801 East 86th Avenue
Entity Address, City or Town	Merrillville,
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46410
City Area Code	877
Local Phone Number	647-5990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001111711
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NI
Security Exchange Name	NYSE